UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04084

Hawaiian Tax-Free Trust
(Exact Name of Registrant as Specified in Charter)

120 West 45th Street, Suite 3600
New York, New York  10036
(Address of Principal Executive Offices)(Zip Code)

Registrant's Telephone Number, including Area Code: (212) 697-6666

Joseph P. DiMaggio, Chief Financial Officer and Treasurer
120 West 45th Street, Suite 3600
New York, New York  10036
(Name and address of Agent for Service)

Date of fiscal year end: March 31, 2015

Date of reporting period: June 30, 2015

Item 1. Schedule of Investments.

Hawaiian Tax-Free Trust
Schedule of Investments
June 30, 2015
(unaudited)

Principal Amount	Security Description	Ratings Moody's, S&P and Fitch	Value	(a)

General Obligation Bonds (60.1%):

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15 @100
$7,720,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR/AA+	$7,720,000
1,000,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa1/NR/AA+	1,000,000

	City and County of Honolulu, Hawaii, Prerefunded to 07/01/15 @100
3,270,000	5.000%, 07/01/21 NPFG/ FGIC Insured	Aa1/NR/AA+	3,270,000

	City and County of Honolulu, Hawaii, Refunding, Series B
5,000,000	5.000%, 12/01/30	Aa1/NR/AA+	5,701,200
3,000,000	5.000%, 12/01/33	Aa1/NR/AA+	3,394,590
5,000,000	4.750%, 12/01/35	Aa1/NR/AA+	5,480,350

	City and County of Honolulu, Hawaii, Refunding, Series F, Prerefunded to 07/01/15 @100
1,500,000	5.000%, 07/01/28 NPFG/ FGIC Insured	Aa1/NR/AA+	1,500,000

	City and County of Honolulu, Hawaii, Series A
2,000,000	5.000%, 10/01/20	Aa1/NR/AA+	2,340,200
2,000,000	5.000%, 10/01/21	Aa1/NR/AA+	2,364,220
2,000,000	5.000%, 10/01/22	Aa1/NR/AA+	2,384,460
2,000,000	5.000%, 10/01/23	Aa1/NR/AA+	2,412,980
5,000,000	5.000%, 10/01/24	Aa1/NR/AA+	6,084,900
5,000,000	5.000%, 10/01/25	Aa1/NR/AA+	6,112,450
5,000,000	5.000%, 10/01/26	Aa1/NR/AA+	6,047,200
2,000,000	5.000%, 11/01/26	Aa1/NR/AA+	2,339,760
5,000,000	5.000%, 11/01/27	Aa1/NR/AA+	5,809,400
5,000,000	5.000%, 11/01/31	Aa1/NR/AA+	5,670,150
5,000,000	5.000%, 11/01/32	Aa1/NR/AA+	5,652,550
5,000,000	4.000%, 11/01/35	Aa1/NR/AA+	5,108,100

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 4/01/19 @100
3,930,000	5.000%, 04/01/20	Aa1/NR/AA+	4,472,419
460,000	5.000%, 04/01/25	Aa1/NR/AA+	523,489
1,875,000	5.250%, 04/01/32	Aa1/NR/AA+	2,150,850

	City and County of Honolulu, Hawaii, Series A, Prerefunded to 7/1/17 @100
230,000	5.000%, 07/01/22 AGM Insured	Aa1/AA/AA+	249,092
3,000,000	5.000%, 07/01/29 AGM Insured	Aa1/AA/AA+	3,249,030
2,470,000	5.000%, 07/01/30 AGM Insured	Aa1/AA/AA+	2,675,035

	City and County of Honolulu, Hawaii, Series A, Refunding
2,000,000	5.250%, 04/01/17	Aa1/NR/AA+	2,158,900
5,000,000	5.000%, 04/01/19	Aa1/NR/AA+	5,690,100

	City and County of Honolulu, Hawaii, Series B
4,430,000	5.000%, 11/01/21	Aa1/NR/AA+	5,241,133
5,000,000	5.000%, 11/01/22	Aa1/NR/AA+	5,963,900
5,000,000	4.000%, 11/01/27	Aa1/NR/AA+	5,363,600
5,000,000	4.500%, 11/01/28	Aa1/NR/AA+	5,524,000
5,000,000	4.500%, 11/01/29	Aa1/NR/AA+	5,458,500

	City and County of Honolulu, Hawaii, Series C
2,615,000	5.000%, 10/01/26	Aa1/NR/AA+	3,152,252
2,000,000	5.000%, 10/01/27	Aa1/NR/AA+	2,389,160

	City and County of Honolulu, Hawaii, Series C, Prerefunded to 07/01/15 @100
1,740,000	5.000%, 07/01/18 NPFG Insured	Aa1/NR/AA+	1,740,000

	City and County of Honolulu, Hawaii, Series D
3,500,000	5.250%, 09/01/26	Aa1/NR/AA+	4,047,855
3,820,000	5.250%, 09/01/27	Aa1/NR/AA+	4,406,255
7,390,000	5.250%, 09/01/28	Aa1/NR/AA+	8,504,782
8,585,000	5.250%, 09/01/30	Aa1/NR/AA+	9,850,171
9,105,000	5.250%, 09/01/31	Aa1/NR/AA+	10,430,961

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
595,000	5.000%, 07/01/22 AGM - CR/ NPFG Insured	Aa1/AA/NR	595,000

	City and County of Honolulu, Hawaii, Series D, Prerefunded to 07/01/15 @100
750,000	5.000%, 07/01/19 NPFG Insured	Aa1/NR/AA+	750,000
1,080,000	5.000%, 07/01/21 NPFG Insured	Aa1/NR/AA+	1,080,000

	City and County of Honolulu, Hawaii, Series F
5,000,000	5.000%, 09/01/19	Aa1/NR/AA+	5,747,650
5,000,000	5.000%, 09/01/20	Aa1/NR/AA+	5,728,000

	City and County of Honolulu, Hawaii, Series F, Prerefunded to 07/01/15 @100
1,000,000	5.250%, 07/01/19 NPFG/ FGIC Insured	Aa1/NR/AA+	1,000,000
335,000	5.250%, 07/01/20 NPFG/ FGIC Insured	Aa1/NR/AA+	335,000

	City and County of Honolulu, Hawaii, Water Utility Refunding and Improvement, ETM, Collateral: U.S. Government Securities
1,050,000	6.000%, 12/01/15 FGIC/ TCRS Insured	Aa1/NR/NR	1,074,591

	County of Hawaii
1,890,000	5.500%, 07/15/22	Aa2/AA-/AA-	2,128,915
2,245,000	5.500%, 07/15/23	Aa2/AA-/AA-	2,530,227
1,990,000	5.750%, 07/15/24	Aa2/AA-/AA-	2,256,919
2,370,000	5.750%, 07/15/25	Aa2/AA-/AA-	2,687,130
3,585,000	6.000%, 07/15/27	Aa2/AA-/AA-	4,085,502

	County of Hawaii, Series A
1,500,000	5.000%, 09/01/30	Aa2/AA-/AA-	1,707,300

	County of Hawaii, Series A
2,850,000	5.000%, 07/15/20 AGC Insured	Aa2/AA/NR	2,981,243

	County of Hawaii, Series A
2,000,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	2,170,920

	County of Hawaii, Series B
750,000	5.000%, 07/15/17 AMBAC Insured	Aa2/AA-/AA-	814,095

	County of Hawaii, Series B
1,185,000	4.000%, 09/01/19	Aa2/AA-/AA-	1,312,909

	County of Hawaii, 2010-Series A
1,650,000	5.000%, 03/01/19	Aa2/AA-/AA-	1,873,394
2,870,000	5.000%, 03/01/29	Aa2/AA-/AA-	3,256,101

	County of Hawaii, 2013-Series A
500,000	5.000%, 09/01/23	Aa2/AA-/AA-	597,290
1,000,000	5.000%, 09/01/24	Aa2/AA-/AA-	1,187,260
1,000,000	5.000%, 09/01/25	Aa2/AA-/AA-	1,180,000
1,575,000	5.000%, 09/01/26	Aa2/AA-/AA-	1,846,010
1,000,000	5.000%, 09/01/27	Aa2/AA-/AA-	1,162,070
1,000,000	5.000%, 09/01/28	Aa2/AA-/AA-	1,153,580

	County of Kauai, Hawaii, 2005-Series A, Prerefunded to 08/01/15 @ 100
845,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA-/NR	847,865
1,080,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA-/NR	1,083,661
1,300,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	1,304,407
890,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA-/NR	893,017

	County of Kauai, Hawaii, 2005-Series A, Unrefunded
715,000	5.000%, 08/01/16 NPFG/ FGIC Insured	Aa2/AA/NR	717,345
930,000	5.000%, 08/01/17 NPFG/ FGIC Insured	Aa2/AA/NR	933,097
760,000	5.000%, 08/01/18 NPFG/ FGIC Insured	Aa2/AA/NR	762,516
510,000	5.000%, 08/01/19 NPFG/ FGIC Insured	Aa2/AA/NR	511,683

	County of Kauai, Hawaii, Refunding, Series A
1,000,000	3.250%, 08/01/21	Aa2/AA/AA-	1,080,610
1,445,000	4.000%, 08/01/22	Aa2/AA/AA-	1,600,670
1,240,000	4.000%, 08/01/24	Aa2/AA/AA-	1,359,821
1,000,000	3.625%, 08/01/25	Aa2/AA/AA-	1,056,620
970,000	3.000%, 08/01/25	Aa2/AA/AA-	992,378
600,000	3.000%, 08/01/26	Aa2/AA/AA-	609,186
2,280,000	4.500%, 08/01/28	Aa2/AA/AA-	2,511,625
345,000	5.000%, 08/01/29	Aa2/AA/AA-	391,237

	County of Kauai, Hawaii, Series A
855,000	2.250%, 08/01/17	Aa2/AA/AA-	879,504

	County of Kauai, Hawaii, Series A, Prerefunded to 08/01/15 @100
1,000,000	5.000%, 08/01/23 NPFG/ FGIC Insured	Aa2/AA/AA-	1,003,390
1,555,000	5.000%, 08/01/24 NPFG/ FGIC Insured	Aa2/AA/AA-	1,560,271
1,500,000	5.000%, 08/01/25 NPFG/ FGIC Insured	Aa2/AA/AA-	1,505,085
1,000,000	5.000%, 08/01/28 NPFG/ FGIC Insured	Aa2/AA/AA-	1,003,390
1,000,000	5.000%, 08/01/29 NPFG/ FGIC Insured	Aa2/AA/AA-	1,003,390

	County of Maui, Hawaii
3,000,000	4.000%, 06/01/16	Aa1/AA+/AA+	3,099,450
1,035,000	3.000%, 06/01/27	Aa1/AA+/AA+	1,026,782
2,000,000	3.000%, 06/01/28	Aa1/AA+/AA+	1,951,740

	County of Maui, Hawaii
1,250,000	3.800%, 03/01/16 NPFG Insured	Aa1/AA+/AA+	1,253,163

	County of Maui, Hawaii, Refunding, Series B
3,950,000	4.000%, 06/01/19	Aa1/AA+/AA+	4,349,780
4,620,000	4.000%, 06/01/20	Aa1/AA+/AA+	5,133,883
2,385,000	4.000%, 06/01/21	Aa1/AA+/AA+	2,623,071

	County of Maui, Hawaii, Series 2014
4,065,000	5.000%, 06/01/20	Aa1/AA+/AA+	4,707,920

	County of Maui, Hawaii, Series 2014 Refunding
1,000,000	5.000%, 06/01/18	Aa1/AA+/AA+	1,112,020
1,500,000	5.000%, 06/01/19	Aa1/AA+/AA+	1,708,665
1,900,000	5.000%, 06/01/22	Aa1/AA+/AA+	2,249,619
1,000,000	5.000%, 06/01/23	Aa1/AA+/AA+	1,194,070
4,015,000	5.000%, 06/01/24	Aa1/AA+/AA+	4,832,936

	County of Maui, Hawaii, Series A Prerefunded to 07/01/16 @100
1,165,000	4.375%, 07/01/19 NPFG Insured	Aa1/AA+/AA+	1,210,761
750,000	5.000%, 07/01/20 NPFG Insured	Aa1/AA+/AA+	784,073

	County of Maui, Hawaii, Unrefunded Balance
820,000	5.000%, 03/01/18 NPFG Insured	Aa1/NR/NR	822,476
590,000	5.000%, 03/01/19 NPFG Insured	Aa1/NR/NR	591,752

	State of Hawaii
6,285,000	5.000%, 05/01/19	Aa2/AA/AA	6,980,247

	State of Hawaii, Prerefunded to 05/01/18 @100
715,000	5.000%, 05/01/19	NR/NR/NR*	795,152

	State of Hawaii, Series CM
3,000,000	6.500%, 12/01/15 NPFG/ FGIC Insured	Aa2/AA/NR	3,076,290

	State of Hawaii, Series DF, Prerefunded 7/1/15 @100
5,000,000	5.000%, 07/01/25 AMBAC Insured	Aa2/AA/NR	5,000,000

	State of Hawaii, Series DF Prerefunded to 07/01/15 @100
3,500,000	5.000%, 07/01/18 AMBAC Insured	Aa2/AA/NR	3,500,000
2,995,000	5.000%, 07/01/22 AMBAC Insured	Aa2/NR/NR	2,995,000
2,005,000	5.000%, 07/01/22 AMBAC Insured	Aa2/AA/NR	2,005,000
3,390,000	5.000%, 07/01/23 AMBAC Insured	Aa2/NR/NR	3,390,000
1,610,000	5.000%, 07/01/23 AMBAC Insured	Aa2/AA/NR	1,610,000

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @100
5,550,000	5.000%, 03/01/20 AGM Insured	Aa2/AA/NR	5,721,051
2,750,000	5.000%, 03/01/21 AGM Insured	Aa2/AA/NR	2,834,755
5,000,000	5.000%, 03/01/22 AGM Insured	Aa2/AA/NR	5,154,100

	State of Hawaii, Series DI, Prerefunded to 03/01/16 @100
1,135,000	5.000%, 03/01/25 AGM Insured	Aa2/AA/NR	1,169,981

	State of Hawaii, Series DJ
1,605,000	5.000%, 04/01/26 AMBAC Insured	Aa2/AA/AA	1,718,955

	State of Hawaii, Series DJ, Prerefunded to 04/1/17 @100
5,000,000	5.000%, 04/01/23 AGM - CR AMBAC Insured	Aa2/AA/NR	5,373,900

	State of Hawaii, Series DJ, Prerefunded to 04/1/17 @100
6,130,000	5.000%, 04/01/25 AMBAC Insured	Aa2/NR/NR	6,593,980

	State of Hawaii, Series DJ, Prerefunded to 04/01/17 @100
3,040,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	3,270,098
2,465,000	5.000%, 04/01/23 AMBAC Insured	Aa2/AA/NR	2,651,576

	State of Hawaii, Series DK, ETM 5/01/18
470,000	5.000%, 05/01/18	NR/NR/NR*	522,687

	State of Hawaii, Series DK, Prerefunded to 05/01/18 @100
930,000	5.000%, 05/01/20	NR/NR/NR*	1,034,253

	State of Hawaii, Series DK, Unrefunded Balance
70,000	5.000%, 05/01/20	Aa2/AA/AA	77,702

	State of Hawaii, Series DN
1,000,000	5.250%, 08/01/25	Aa2/AA/AA	1,120,720

	State of Hawaii, Series DQ
500,000	5.000%, 06/01/17	Aa2/AA/AA	540,070
10,000,000	5.000%, 06/01/23	Aa2/AA/AA	11,383,000

	State of Hawaii, Series DR
1,075,000	5.000%, 06/01/17	Aa2/AA/AA	1,162,215

	State of Hawaii, Series DY, Refunding
725,000	5.000%, 02/01/16	Aa2/AA/AA	744,669
3,765,000	5.000%, 02/01/20	Aa2/AA/AA	4,353,846

	State of Hawaii, Series DZ
1,500,000	5.000%, 12/01/19	Aa2/AA/AA	1,734,630
7,500,000	5.000%, 12/01/26	Aa2/AA/AA	8,781,825
5,000,000	5.000%, 12/01/28	Aa2/AA/AA	5,822,000
10,575,000	5.000%, 12/01/29	Aa2/AA/AA	12,272,499
6,500,000	5.000%, 12/01/30	Aa2/AA/AA	7,518,225

	State of Hawaii, Series EA
1,600,000	5.000%, 12/01/16	Aa2/AA/AA	1,699,584

	State of Hawaii, Series EE
1,195,000	5.000%, 11/01/21	Aa2/AA/AA	1,417,712
5,000,000	5.000%, 11/01/22	Aa2/AA/AA	5,971,400
1,000,000	5.000%, 11/01/24	Aa2/AA/AA	1,186,820
5,300,000	5.000%, 11/01/25	Aa2/AA/AA	6,247,057
1,000,000	5.000%, 11/01/27	Aa2/AA/AA	1,166,240

	State of Hawaii, Series EH
1,500,000	5.000%, 08/01/18	Aa2/AA/AA	1,678,980
1,500,000	5.000%, 08/01/20	Aa2/AA/AA	1,752,150

	State of Hawaii, Series EK, Refunding
1,500,000	5.000%, 08/01/16	Aa2/AA/AA	1,573,230

	State of Hawaii, Series EL, Refunding
2,000,000	5.000%, 08/01/23	Aa2/AA/AA	2,407,040

	State of Hawaii, Series EO, Refunding
2,000,000	5.000%, 08/01/27	Aa2/AA/AA	2,369,580
2,000,000	5.000%, 08/01/28	Aa2/AA/AA	2,353,740
1,000,000	5.000%, 08/01/29	Aa2/AA/AA	1,169,000
1,000,000	5.000%, 08/01/30	Aa2/AA/AA	1,162,070

	State of Hawaii, Series EP, Refunding
2,000,000	5.000%, 08/01/22	Aa2/AA/AA	2,382,060
5,000,000	5.000%, 08/01/23	Aa2/AA/AA	6,017,600
5,000,000	5.000%, 08/01/24	Aa2/AA/AA	6,062,900
5,000,000	5.000%, 08/01/25	Aa2/AA/AA	6,013,150
5,245,000	5.000%, 08/01/26	Aa2/AA/AA	6,256,131

	Total General Obligation Bonds		466,932,899

Revenue Bonds (38.9%):

Airport (4.8%):

	State of Hawaii Airport System Revenue Refunding, AMT
13,000,000	5.000%, 07/01/21	A2/A/A	14,952,340
5,000,000	5.000%, 07/01/22	A2/A/A	5,711,850
1,500,000	5.000%, 07/01/23	A2/A/A	1,696,590
3,000,000	5.000%, 07/01/24	A2/A/A	3,370,200

	State of Hawaii Airport System Revenue Refunding, Series A
1,150,000	5.250%, 07/01/21	A2/A/A	1,344,373
1,000,000	5.250%, 07/01/23	A2/A/A	1,168,500
1,000,000	5.250%, 07/01/27	A2/A/A	1,156,580

	State of Hawaii Airport System Revenue, Series A
2,000,000	4.000%, 07/01/20	A2/A/A	2,232,200
3,000,000	5.000%, 07/01/22	A2/A/A	3,466,710
2,000,000	5.250%, 07/01/28	A2/A/A	2,307,000

	Total Airport		37,406,343

Education (4.2%):

	University of Hawaii
5,000,000	5.000%, 07/15/21 NPFG Insured	Aa2/AA-/AA	5,224,450

	University of Hawaii
2,325,000	5.000%, 10/01/23 AGC-ICC NPFG Insured	Aa2/AA/NR	2,451,085

	University of Hawaii, Revenue Refunding, Series A
775,000	5.000%, 07/15/22 NPFG Insured	Aa2/AA-/AA	809,712
1,000,000	4.500%, 07/15/23 NPFG Insured	Aa2/AA-/AA	1,038,220
4,840,000	4.500%, 07/15/25 NPFG Insured	Aa2/AA-/AA	5,016,854

	University of Hawaii, Series A
760,000	5.000%, 10/01/15	Aa2/A+/AA	768,679
1,510,000	5.000%, 10/01/17	Aa2/A+/AA	1,635,149

	University of Hawaii, Series A
1,000,000	4.000%, 10/01/18	Aa2/A+/AA	1,077,020
2,725,000	5.500%, 10/01/22	Aa2/A+/AA	3,190,267
5,225,000	5.250%, 10/01/34	Aa2/A+/AA	5,938,578

	University of Hawaii, Series A-2
500,000	4.000%, 10/01/15	Aa2/A+/AA	504,530
1,125,000	4.000%, 10/01/16	Aa2/A+/AA	1,173,735
2,175,000	4.000%, 10/01/17	Aa2/A+/AA	2,320,899
1,000,000	4.000%, 10/01/19	Aa2/A+/AA	1,104,390

	Total Education		32,253,568

Housing (1.0%):

	Hawaii State Department of Hawaiian Home Lands
715,000	5.000%, 04/01/17	A1/NR/A	762,683
1,000,000	5.500%, 04/01/20	A1/NR/A	1,093,980

	State of Hawaii Housing Finance and Development Corp., Iwilei Apartments, Series A
2,000,000	3.750%, 01/01/31 FHLMC Insured	NR/AA+/NR	2,022,820

	State of Hawaii Housing Finance and Development Corp., Kalani Gardens, Series A
1,900,000	0.700%, 04/01/17	NR/AAA/NR	1,899,677

	State of Hawaii Housing Finance and Development Corp. Single Family Mortgage, Series B
1,805,000	4.500%, 01/01/26 FNMA/GNMA Collateralized	Aaa/AA+/AAA	1,873,211

	Total Housing		7,652,371

Medical (3.3%):

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series A
150,000	5.000%, 07/01/19	A2/A/A	170,802
695,000	5.000%, 07/01/20	A2/A/A	805,637
750,000	5.000%, 07/01/21	A2/A/A	878,648
1,000,000	5.000%, 07/01/24	A2/A/A	1,176,010

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Hawaii Pacific Health) Series B
420,000	5.000%, 07/01/20	A2/A/A	482,521

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Queens Health System) Series A
2,015,000	5.000%, 07/01/20	A1/AA-/NR	2,323,255
1,250,000	5.000%, 07/01/21	A1/AA-/NR	1,455,200
1,500,000	5.000%, 07/01/22	A1/AA-/NR	1,747,365
865,000	5.000%, 07/01/23	A1/AA-/NR	1,013,841
2,760,000	5.000%, 07/01/24	A1/AA-/NR	3,253,847
1,310,000	5.000%, 07/01/25	A1/AA-/NR	1,549,520
1,715,000	5.000%, 07/01/26	A1/AA-/NR	2,013,942
2,000,000	5.000%, 07/01/27	A1/AA-/NR	2,326,080
850,000	5.000%, 07/01/28	A1/AA-/NR	981,470
1,500,000	5.000%, 07/01/35	A1/AA-/NR	1,672,170

	Hawaii State Department of Budget and Finance, Special Purpose Revenue (Senior Living Revenue, Kahala Nui)
3,575,000	5.125%, 11/15/32	NR/NR/BBB	3,859,749

	Total Medical		25,710,057

Transportation (9.3%):

	State of Hawaii Harbor System, Series A
16,500,000	5.750%, 07/01/35	A2/A+/A+	19,243,290
4,000,000	5.625%, 07/01/40	A2/A+/A+	4,608,880

	State of Hawaii Harbor System, Series A 2006, AMT
4,910,000	5.250%, 01/01/25 AGM Insured	A2/AA/A+	5,008,986
1,450,000	5.250%, 01/01/27 AGM Insured	A2/AA/A+	1,478,812

	State of Hawaii Harbor System, Series A-AMT
2,000,000	5.250%, 07/01/15 AGM Insured	A2/AA/A+	2,000,248
2,215,000	5.250%, 07/01/17 AGM Insured	A2/AA/A+	2,387,349

	State of Hawaii Highway Revenue
1,000,000	5.250%, 01/01/17	Aa2/AA+/AA	1,069,000
1,000,000	5.250%, 01/01/18	Aa2/AA+/AA	1,105,140
5,135,000	5.500%, 07/01/18	Aa2/AA+/AA	5,796,902
5,220,000	6.000%, 01/01/23	Aa2/AA+/AA	6,036,147

	State of Hawaii Highway Revenue, Series A
750,000	5.000%, 01/01/21	Aa2/AA+/AA	879,120
500,000	5.000%, 01/01/24	Aa2/AA+/AA	603,110
1,500,000	5.000%, 01/01/25	Aa2/AA+/AA	1,804,155

	State of Hawaii Highway Revenue, Series A
6,000,000	5.000%, 01/01/28	Aa2/AA+/AA	6,800,760
4,100,000	5.000%, 01/01/29	Aa2/AA+/AA	4,623,816
3,980,000	5.000%, 01/01/30	Aa2/AA+/AA	4,473,440
3,040,000	5.000%, 01/01/32	Aa2/AA+/AA	3,407,354

	State of Hawaii Highway Revenue, Series A Prerefunded to 07/01/15 @100
1,000,000	5.000%, 07/01/20 AGM Insured	Aa2/AA+/AA	1,000,000

	Total Transportation		72,326,509

Utility (0.6%):

	State of Hawaii, Department of Business, Economic Development and Tourism Green Energy Market Securitization Bonds, Series A (Federally Taxable)
5,000,000	1.467%, 07/01/22	Aaa/AAA/AAA	4,990,700

Water & Sewer (15.7%):

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Series A
1,000,000	5.000%, 07/01/23	Aa2/NR/AA+	1,199,990
1,000,000	5.000%, 07/01/24	Aa2/NR/AA+	1,212,640
1,700,000	5.000%, 07/01/26	Aa2/NR/AA+	2,022,082

	City and County of Honolulu, Hawaii, Board of Water Supply Water System Prerefunded 7/01/16 @100
2,005,000	4.500%, 07/01/22 NPFG Insured	Aa2/AA-/NR	2,086,223
5,000,000	5.000%, 07/01/26 NPFG Insured	Aa2/AA-/NR	5,227,150

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A
4,795,000	4.500%, 07/01/29	Aa2/NR/AA+	5,216,912
4,955,000	4.500%, 07/01/30	Aa2/NR/AA+	5,361,855
5,020,000	5.000%, 07/01/31	Aa2/NR/AA+	5,648,504
3,040,000	5.000%, 07/01/32	Aa2/NR/AA+	3,404,344
3,495,000	5.000%, 07/01/33	Aa2/NR/AA+	3,897,624

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A, Prerefunded to 7/01/16 @100
640,000	5.000%, 07/01/21 NPFG Insured	Aa2/AA-/NR	669,075
4,525,000	4.500%, 07/01/24 NPFG Insured	Aa2/AA-/NR	4,708,308

	City and County of Honolulu, Hawaii, Board of Water Supply Water System, Refunding Series A Prerefunded 7/01/16 @100
3,205,000	5.250%, 07/01/18 NPFG Insured	Aa2/AA-/NR	3,351,949
3,010,000	4.750%, 07/01/31 NPFG Insured	Aa2/AA-/NR	3,139,340

	City and County of Honolulu, Hawaii, Wastewater System
5,360,000	4.500%, 07/01/28	Aa2/NR/AA	5,955,710
4,480,000	4.500%, 07/01/30	Aa2/NR/AA	4,912,589
1,000,000	4.000%, 07/01/31	Aa2/NR/AA	1,045,480
2,000,000	5.250%, 07/01/36	Aa2/NR/AA	2,300,420

	City and County of Honolulu, Hawaii, Wastewater System
3,000,000	5.000%, 07/01/32 NPFG Insured	Aa3/NR/AA-	3,120,180

	City and County of Honolulu, Hawaii, Wastewater System
405,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	406,292
220,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	220,691
240,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	240,746

	City and County of Honolulu, Hawaii, Wastewater System, Prerefunded to 07/01/15 @100
2,965,000	5.000%, 07/01/18 NPFG/ FGIC Insured	Aa2/AA-/NR	2,965,000
1,605,000	5.000%, 07/01/22 NPFG/ FGIC Insured	Aa2/AA-/NR	1,605,000
1,760,000	5.000%, 07/01/24 NPFG/ FGIC Insured	Aa2/AA-/NR	1,760,000

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2009 A
1,000,000	5.000%, 07/01/20	Aa2/NR/AA	1,144,110
2,455,000	5.000%, 07/01/21	Aa2/NR/AA	2,806,728
2,800,000	5.000%, 07/01/22	Aa2/NR/AA	3,200,008
3,300,000	5.000%, 07/01/23	Aa2/NR/AA	3,774,177
2,500,000	5.000%, 07/01/24	Aa2/NR/AA	2,857,150

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 A
2,000,000	5.000%, 07/01/29	Aa2/NR/AA	2,265,220
1,000,000	5.000%, 07/01/30	Aa2/NR/AA	1,128,560
1,000,000	5.000%, 07/01/31	Aa2/NR/AA	1,124,530
1,500,000	5.000%, 07/01/32	Aa2/NR/AA	1,682,790
4,000,000	5.000%, 07/01/37	Aa2/NR/AA	4,452,840
2,500,000	5.000%, 07/01/42	Aa2/NR/AA	2,764,875

	City and County of Honolulu, Hawaii, Wastewater System (First Bond Resolution) Senior Series 2012 B
2,500,000	5.000%, 07/01/22	Aa2/NR/AA	2,981,325
2,000,000	4.000%, 07/01/28	Aa2/NR/AA	2,151,320
3,000,000	4.000%, 07/01/30	Aa2/NR/AA	3,158,790

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2009 A
1,080,000	5.000%, 07/01/22	Aa3/NR/AA-	1,232,474

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series 2010 A
7,400,000	4.500%, 07/01/27	Aa3/NR/AA-	8,173,818

	City and County of Honolulu, Hawaii, Wastewater System (Second Bond Resolution) Junior Series B-1 Remarket 09/15/06
1,340,000	5.000%, 07/01/18 NPFG Insured	Aa3/NR/AA-	1,399,791
1,935,000	5.000%, 07/01/19 NPFG Insured	Aa3/NR/AA-	2,021,127
2,035,000	5.000%, 07/01/20 NPFG Insured	Aa3/NR/AA-	2,125,171

	Total Water & Sewer		122,122,908

	Total Revenue Bonds		302,462,456
	Total Investments (cost $741,482,014-note b) - 99.0%		769,395,355
	Other assets less liabilities - 1.0%		7,676,110
	NET ASSETS - 100.0%		$777,071,465

Percent of
Portfolio Distribution By Quality Rating	Investments †
Aaa of Moody's or AAA of S&P	1.1%
Prerefunded bonds †† / ETM bonds	16.3
Aa of Moody's or AA of S&P/Fitch	69.6
A of Moody's	12.5
BBB of Fitch	0.5
100.0%

PORTFOLIO ABBREVIATIONS:
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AMBAC	American Municipal Bond Assurance Corp.
AMT	Alternative Minimum Tax
CR	Custodial Receipts
ETM	Escrowed to Maturity
FGIC	Financial Guaranty Insurance Co.
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICC	Insured Custody Certificate
NPFG	National Public Finance Guarantee
NR	Not Rated
TCRS	Transferable Custodial Receipts

* Any security not rated ("NR") by any of the Nationally Recognized Statistical Rating Organizations ("NRSRO") has been determined by the Investment Adviser to have sufficient quality to be ranked in the top credit four ratings if a credit rating were to be assigned by a NRSRO.

† Calculated using the Moody's rating unless otherwise noted.

†† Prerefunded bonds are bonds for which U.S. Government Obligations usually have been placed in escrow to retire the bonds at their earliest call date.

See accompanying notes to financial statements.

Hawaiian Tax-Free Trust
NOTES TO FINANCIAL STATEMENTS
June 30, 2015
(unaudited)

(a) Securities valuation policies and other investment related disclosures are hereby incorporated by reference in the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

(b) At June 30, 2015, the net unrealized appreciation on investments, based on cost for federal income tax purposes of $741,482,014 amounted to $27,913,341 which consisted of aggregate gross unrealized appreciation of $30,309,811 and aggregate gross unrealized depreciation of $2,396,470.

(c) Fair Value Measurements: The Trust follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Trust’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Trust’s investments and are summarized in the following fair value hierarchy:

Level 1 – Unadjusted quoted prices in inactive markets for identical assets or liabilities that the Trust has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Trust’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the valuation inputs, representing 100% of the Trust’s investments, used to value the Trust’s net assets as of June 30, 2015:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$-
Level 2 – Other Significant Observable Inputs- Municipal Bonds+	769,395,355
Level 3 – Significant Unobservable Inputs	-
Total	$769,395,355

 +See schedule of investments for a detailed listing of securities.

Item 2. Controls and Procedures.

(a)  The Trust's chief financial and executive officers have evaluated the Trust's disclosure controls and procedures within 90 days of this filing and have concluded that the Trust's disclosure controls and procedures were effective, as of this date, in ensuring that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported timely.

(b) The Trust's chief financial and executive officers are aware of no changes in the Trust's internal control over financial reporting that occurred during the Trust's latest fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits.

Filed as exhibits as part of this Form are separate certifications for each chief financial and executive officer of the registrant as required by Rule 30a-2(a) under the Act(17 CFR 270.30a-2(a)).

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HAWAIIAN TAX-FREE TRUST

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 20, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Diana P. Herrmann
Diana P. Herrmann
Vice Chair, Trustee and President
August 20, 2015

By:	/s/ Joseph P. DiMaggio
Joseph P. DiMaggio
Chief Financial Officer and Treasurer
August 20, 2015